Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Jul. 09, 2024	Jun. 06, 2024	Apr. 12, 2024	Feb. 02, 2024	Jan. 10, 2024	Nov. 02, 2023	Dec. 31, 2024
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)					$ 11.05
Exercise of warrants gross proceeds (in Dollars)
Warrant liability fair market value (in Dollars)
Aggregate purchase price (in Dollars)					$ 15,470
Number of warrants fully exercised	1,399,675
Warrant [Member]
Warrant Liabilities [Line Items]
Warrant issued						699,838
Exercise price (in Dollars per share)						$ 0.207
Securities purchase agreement [Member]
Warrant Liabilities [Line Items]
Aggregate units					1,399,675
Minimum [Member]
Warrant Liabilities [Line Items]
Reverse share split			1,399,675
Minimum [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Reverse share split			34,991,886
Maximum [Member]
Warrant Liabilities [Line Items]
Reverse share split			69,983,770
Maximum [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Reverse share split			699,838
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Warrant issued					1
Exercise price (in Dollars per share)					$ 13.8
Share issued		489,880
Number of warrants purchased					1
Common Stock [Member]
Warrant Liabilities [Line Items]
Number of purchased common shares						1
Reverse share split							75,458